THE RYDEX SERIES FUNDS

Strategic Funds

Annual Report

March 31, 2003

Sector Rotation Fund

Core Equity Fund

RSFA-2-3/03

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

ANNUAL REPORT 1

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN	2

PERFORMANCE REPORTS	3

SCHEDULES OF INVESTMENTS	5

STATEMENTS OF ASSETS AND LIABILITIES	24

STATEMENTS OF OPERATIONS	25

STATEMENTS OF CHANGES IN NET ASSETS	26

FINANCIAL HIGHLIGHTS	28

NOTES TO FINANCIAL STATEMENTS	30

INDEPENDENT AUDITORS’ REPORT	37

UNAUDITED INFORMATION ON BOARD OF TRUSTEES	38

DEAR SHAREHOLDER:

The year ended March 31, 2003 was characterized by progressively worsening tension between the U.S. and Iraq and a growing obsession with the possibility of war. Indeed, U.S. troops invaded Iraq during the third week of March 2003, the final days of the period covered by this report.

The market had good reason to be nervous about this war, whose length, economic cost and political consequences were impossible to predict.The financial markets seemed particularly jittery when concerns were expressed that the fighting might expand into neighboring countries, or that Saddam Hussein would set fire to his own oilfields. In the face of this paralyzing uncertainty, the stock markets added a third year to their losing streak.The bellwether S&P 500® Index was down 24.76% for the period, with the technology-heavy Nasdaq 100 Index® down 29.89%. A rally of several weeks in October and early November provided the only real respite from the relentless downward trend.

The Rydex inverse equity funds prospered in the face of such a trend.The Ursa Fund, which takes an inverse position to the S&P 500, rewarded investors with a total return of 25.65%. Arktos Fund,Tempest 500 Fund, and Venture 100 Fund also delivered strong returns to their bearish shareholders. (Tempest 500 Fund and Venture 100 Fund are included in the leveraged Rydex Dynamic Funds and are reported on separately.)

Returns were unanimously negative among the Rydex sector funds, with technology-related sectors faring the worst. Our gold-heavy Precious Metals Fund held its loss to a mere 4.01% for the year, and there were many periods during the year when rising gold prices created opportunity for fearful investors.

Fixed-income investments were the place to be this year as interest rates continued their long decline. Rydex U.S. Government Bond Fund, which takes a leveraged position in the long Treasury bond, returned 24.91%.With the possibility of a reversal in interest rate trends on the horizon, many investors are showing an interest in Rydex Juno Fund, which is designed to prosper during periods of rising rates.

There are signs that the coming year will be much better. Saddam Hussein’s government was toppled in short order, and while the complex task of rebuilding Iraq lies ahead, most pundits believe that the worst risks are behind us. Although economic recovery has failed to materialize, consumer confidence, employment and GDP numbers have by no means collapsed during this difficult period. Most importantly, the stock market, often seen as a leading indicator of economic growth, rallied robustly in April, 2003.

Sincerely,

Albert P. (“Skip”) Viragh, Jr. Chairman of the Board

ANNUAL REPORT 3

SECTOR ROTATION FUND

OBJECTIVE:To provide long term capital appreciation by moving its investments among different sectors or industries represented in the S&P 1500 Index.

Inception: March 22, 2002

In a year most investors would like to forget, the S&P 500 Index was down a depressing 24.76%. For most of the year, the fund was invested in consumer industries such as food, beverages and household products. While down, these industries tended to fall more slowly than the broader market.The fund also managed to avoid many of the hard-hit industries in the technology and telecommunications sectors. Unfortunately, a strong technology rally to start the fourth quarter proved damaging to the fund, which was positioned in less volatile stocks.This quick and brutal rally caused the fund to give up nearly its entire lead over the broad market in just a few weeks’ time. When the dust finally settled, the H Class shares had lost 24.12% for the year ended March 31, 2003.

Cumulative Fund Performance: March 22, 2002 – March 31, 2003

AVERAGE TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

		H CLASS		C CLASS
		(3/22/02)		(3/22/02)

	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION

SECTOR ROTATION FUND	–24.12%	–23.69%	–24.62%	–24.18%

S&P 500 INDEX	–24.76%	–24.31%	–24.76%	–24.31%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

CORE EQUITY FUND

OBJECTIVE:To provide long term capital appreciation.

Inception: September 23, 2002

For the third year in a row, the S&P 500 Index declined sharply as corporate and analyst scandals, a stumbling economy, increasing unemployment and global uncertainty fueled investor uneasiness.The S&P 500 fell throughout the year with two significant declines in July and October, establishing a new low on October 9. Since the Fund’s launch on September 23, 2002, the Fund’s strategy of diversification across market capitalizations and styles has proven beneficial during these volatile times.The Fund’s H Class shares are up 1.50% since inception vs. 2.75% for the S&P 500.

Cumulative Fund Performance: September 23, 2002 – March 31, 2003

AVERAGE TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	H CLASS	C CLASS
	(9/23/02)	(9/23/02)

	SINCE	SINCE
	INCEPTION	INCEPTION

CORE EQUITY FUND	1.50%	1.10%
S&P 500 INDEX	2.75%	2.75%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

ANNUAL REPORT 5

SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS March 31, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

COMMON STOCKS 100.0%

CONSUMER STAPLES 24.3%

Household Products 8.6%
Procter & Gamble Co		19,800	$1,763,190
Colgate-Palmolive Co		15,900	865,596
Kimberly-Clark Corp		17,200	781,912
Clorox Co		12,000	554,040
The Dial Corp		11,500	223,100
Church & Dwight, Inc.	.	5,800	176,088

Total Household Products			4,363,926

Personal Products 8.4%
The Gillette Co		49,700	1,537,718
Avon Products, Inc		19,200	1,095,360
The Estee Lauder Cos.,
Inc. — Class A		19,300	585,948
Alberto-Culver Co. —
Class B		6,900	340,032
NBTY, Inc.*		15,900	301,464
Chattem, Inc.*		10,500	161,595
Nu Skin Enterprises, Inc.		14,800	149,036
Elizabeth Arden, Inc.*		11,500	113,160

Total Personal Products			4,284,313

Food Products 7.3%
Unilever NV		7,960	473,142
General Mills, Inc		7,480	340,714
Sara Lee Corp		15,893	297,199
Kraft Foods, Inc		10,490	295,818
WM Wrigley Jr. Co		4,865	274,873
Kellogg Co		8,730	267,575
H.J. Heinz Co		8,932	260,814
ConAgra Foods, Inc		12,460	250,197
Campbell Soup Co		11,490	241,290
Hershey Foods Corp.	. .	3,605	225,889
Archer-Daniels-
Midland Co		19,229	207,673
Dean Foods Co.*		3,930	168,636
McCormick & Co., Inc.		5,840	140,978
Hormel Foods Corp		6,484	137,266
Tyson Foods, Inc. —
Class A		13,710	106,253

Total Food Products			3,688,317

Total Consumer Staples			12,336,556

			MARKET
			VALUE
	SHARES		(NOTE 1)

CONSUMER DISCRETIONARY 18.3%

Internet & Catalog Retail 10.8%
eBay, Inc.*		20,190	$1,722,005
USA Interactive*		55,583	1,489,069
Amazon.Com, Inc.*		46,650	1,214,299
NetFlix, Inc.*		13,720	279,202
Insight Enterprises, Inc.*		22,600	159,330
Priceline.com, Inc.*		95,240	156,194
ValueVision Media,
Inc. — Class A*		15,070	151,755
School Speciality, Inc.*	.	7,860	139,672
Alloy, Inc.*		20,380	102,104
The J. Jill Group, Inc.*	.	7,860	91,176

Total Internet & Catalog Retail			5,504,806

Leisure Equipment & Products 7.5%
Mattel, Inc		38,730	871,425
Eastman Kodak Co		23,560	697,376
Hasbro, Inc		28,780	399,754
Brunswick Corp		17,860	339,340
Polaris Industries, Inc		5,000	248,600
Callaway Golf Co		19,800	235,224
SCP Pool Corp.*		7,300	216,883
Nautilus Group, Inc		12,310	175,541
Oakley, Inc.*		19,220	158,565
Action Performance
Cos., Inc.		7,490	158,413
Racing Champions
Ertl Corp.*		8,549	131,227
Jakks Pacific, Inc.*		10,000	103,600
Midway Games, Inc.*		17,190	56,899

Total Leisure Equipment
& Products			3,792,847

Total Consumer
Discretionary			9,297,653

FINANCIALS 15.7%

Real Estate 8.1%
Equity Office Properties
Trust		17,100	435,195
Simon Property Group,
Inc		9,500	340,385
Equity Residential		14,100	339,387

* Non-Income Producing Securities

See Notes to Financial Statements.

SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Prologis	10,800	$273,456
Plum Creek Timber
Co., Inc. (REIT)	12,400	267,716
Vornado Realty Trust	7,400	264,920
Archstone Smith Trust	11,700	256,932
Kimco Realty Corp	7,200	252,864
Duke Realty Corp	9,300	250,914
Boston Property, Inc.	6,600	250,140
Public Storage, Inc	8,000	242,400
Apartment Investment &
Management Co.—
Class A	6,600	240,768
General Growth
Properties, Inc	4,400	237,380
Brookfield Properties
Corp	12,000	235,800
The Rouse Co	6,600	228,030

Total Real Estate		4,116,287

Banks 7.6%
Bank of America Corp.	6,700	447,828
Wells Fargo & Co. .	8,700	391,413
UBS AG*	8,400	358,680
Wachovia Corp	9,200	313,444
Bank One Corp	8,300	287,346
US Bancorp	14,200	269,516
Washington Mutual, Inc.	7,600	268,052
Fifth Third Bancorp	5,200	260,728
FleetBoston Financial
Corp	9,300	222,084
National City Corp. .	6,900	192,165
BB&T Corp.	5,700	179,151
SunTrust Banks, Inc	3,300	173,745
The Bank of New York
Co., Inc	7,900	161,950
PNC Financial Services
Group, Inc	3,600	152,568
Mellon Financial Corp.	7,000	148,820

Total Banks		3,827,490

Total Financials		7,943,777

* Non-Income Producing Securities

See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

INDUSTRIALS 9.9%

Air Freight & Couriers 9.9%
United Parcel Service,
Inc. — Class B	22,120	$1,260,840
FedEx Corp	21,250	1,170,237
Expeditors International
Washington, Inc	16,510	593,534
C.H. Robinson
Worldwide, Inc	13,130	429,351
CNF, Inc.	10,910	332,210
JB Hunt Transport
Services, Inc.*	10,720	288,582
Airborne, Inc	14,300	280,423
Ryder System, Inc	12,650	259,452
EGL, Inc.*	14,200	211,012
Forward Air Corp.*	7,930	172,565
Atlas Air Worldwide
Holdings, Inc.*	15,360	12,288

Total Air Freight & Couriers		5,010,494

Total Industrials		5,010,494

TELECOMMUNICATION SERVICES 8.0%

Wireless Telecommunication
Services 8.0%
Vodafone Group Plc	81,200	1,479,464
AT&T Wireless
Services, Inc.*	93,000	613,800
Nextel Communications,
Inc.*	34,700	464,633
America Movil SA de CV	24,800	331,576
Sprint Corp. — PCS
Group*	69,300	302,148
Telephone & Data
Systems, Inc	4,900	200,459
Crown Castle
International Corp.*	28,100	154,550
American Tower Corp.*	26,000	143,520
U.S. Cellular Corp.*	5,900	139,299
Nextel Partners, Inc.*	25,500	128,520

ANNUAL REPORT 7

SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Price Communications
Corp.*	9,400	$112,424

Total Wireless
Telecommunication Services		4,070,393

Total Telecommunication
Services		4,070,393

UTILITIES 7.8%

Gas Utilities 7.8%
Kinder Morgan, Inc	11,150	501,750
Kinder Morgan Energy
Partners-LP	12,500	462,500
Sempra Energy	18,360	458,266
NiSource, Inc	22,120	402,584
KeySpan Corp	11,830	381,517
Northern Border
Partners-LP	7,029	268,719
WGL Holdings, Inc	9,130	241,854
UGI Corp	5,190	237,183
AGL Resources, Inc	9,419	222,571
Piedmont Natural
Gas Co	6,047	215,575
Peoples Energy Corp	5,960	213,189
Nicor, Inc	7,030	192,060
Atmos Energy Corp	8,550	181,773

Total Gas Utilities		3,979,541

Total Utilities		3,979,541

MATERIALS 7.6%

Containers & Packaging 7.6%
Sealed Air Corp.*	10,400	417,352
Ball Corp	7,400	412,180
Pactiv Corp.*	19,400	393,820
Smurfit-Stone Container
Corp.*	27,900	372,716
Bemis Co	7,600	319,656
Sonoco Products Co	14,700	307,671
Packaging Corp.
of America*	16,700	300,767
Temple-Inland, Inc	7,400	276,760

* Non-Income Producing Securities

See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

Aptargroup, Inc	8,000	$258,800
Owens-Illinois, Inc.*	22,500	203,400
Crown Holdings, Inc.*	34,900	196,138
Silgan Holdings, Inc.*	6,700	148,539
Rock-Tenn Co. —
Class A	11,100	142,080
Jarden Corp.*	4,900	127,400

Total Containers & Packaging		3,877,279

Total Materials		3,877,279

HEALTH CARE 7.6%

Health Care Equipment & Supplies 7.6%
Medtronic, Inc	14,200	640,704
Boston Scientific Corp.*	8,300	338,308
Alcon, Inc.*	7,700	315,854
Stryker Corp	4,600	315,790
Guidant Corp.*	7,800	282,360
Zimmer Holdings, Inc.*	5,600	272,328
Becton Dickinson & Co.	7,400	254,856
St. Jude Medical, Inc.*	5,100	248,625
Biomet, Inc	7,800	239,070
Baxter International, Inc.	12,400	231,136
Varian Medical
Systems, Inc.*	3,100	167,183
Hillenbrand Industries,
Inc	2,900	147,842
Applera Corp.-Applied
Biosystems Group	9,200	145,636
C.R. Bard, Inc	2,300	145,038
Dentsply International,
Inc	3,800	132,202

Total Health Care
Equipment & Supplies		3,876,932

Total Health Care		3,876,932

ENERGY 0.5%

Oil & Gas 0.5%
El Paso Energy
Partners LP	7,590	235,518

Total Oil & Gas		235,518

Total Energy		235,518

SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS (concluded) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

INFORMATION TECHNOLOGY 0.3%

Software 0.3%
Leapfrog Enterprises, Inc.*	5,580	$133,027

Total Software		133,027

Total Information Technology		133,027

Total Common Stocks (Cost $50,641,411)		50,761,170

Total Investments 100% (Cost $50,641,411)		$50,761,170

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 9

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 99.0%

FINANCIALS 21.9%

Banks 9.2%
Bank of America Corp.	2,380	$159,079
Wells Fargo & Co. .	2,660	119,673
Wachovia Corp	2,100	71,547
Bank One Corp	1,980	68,548
US Bancorp	3,440	65,291
FleetBoston Financial
Corp	2,090	49,909
Washington Mutual, Inc.	1,250	44,087
Banknorth Group, Inc.	1,707	37,230
Synovus Financial Corp.	1,990	35,601
SouthTrust Corp	1,340	34,210
Fifth Third Bancorp	620	31,087
AmSouth Bancorp	1,500	29,820
National Commerce
Financial Corp	1,170	27,729
South Financial
Group, Inc	1,230	26,629
Charter One
Financial, Inc	960	26,554
Regions Financial Corp..	810	26,244
Commercial
Federal Corp	1,190	25,847
CB Bancshares, Inc	480	23,414
MainSource Financial
Group, Inc	990	23,265
The Bank of New York
Co., Inc	1,130	23,165
Sovereign Bancorp, Inc	1,670	23,129
First Charter Corp	1,300	22,698
MB Financial Corp	630	22,554
German American
Bancorp	1,284	22,534
Waypoint Financial Corp.	1,290	22,265
Marshall & Ilsley Corp.	870	22,237
Susquehanna
Bancshares, Inc	1,040	21,549
New York Community
Bancorp, Inc	720	21,456
M & T Bank Corp	270	21,217

* Non-Income Producing Securities

See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

North Fork Bancorporation,
Inc	720	$21,204
WesBanco, Inc	900	21,123
Port Financial Corp	440	21,028
National City Corp.	750	20,887
First Commonwealth
Financial Corp	1,790	20,853
Republic Bancorp,
Inc./MI	1,769	20,839
ABC Bancorp	1,520	20,809
Connecticut Bancshares,
Inc	500	20,765
CFS Bancorp, Inc	1,500	20,565
Provident Bankshares
Corp	890	20,541
Citizens First
Bancorp, Inc	1,050	20,370
Community First
Bankshares, Inc	790	20,184
Huntington
Bancshares, Inc	1,080	20,077
Columbia Banking
Systems, Inc.*	1,450	19,937
Commerce Bancorp,
Inc./NJ	500	19,870
FirstFed Financial Corp.*	650	19,624
BB&T Corp.	610	19,172
Omega Financial Corp.	550	19,113
Bay View Capital Corp.*	3,500	19,075
First Tennessee
National Corp	480	19,061
Superior Financial Corp.	1,030	19,045
Amcore Financial, Inc	870	18,940
First Sentinel
Bancorp, Inc	1,350	18,657
Riggs National Corp	1,300	18,655
PNC Financial Services
Group, Inc	440	18,647
Berkshire Hills
Bancorp, Inc	805	18,515
Unizan Financial Corp.	1,010	18,503
United Community
Financial Corp./OH	2,110	18,463

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Investors Financial
Services Corp		740	$18,019
Zions Bancorporation		420	17,968
Independent Bank
Corp./MI		893	17,949
Peoples Holding Co		420	17,892
Union Planters Corp		680	17,877
Camden National Corp.		710	17,857
Community Trust
Bancorp, Inc		706	17,827
St. Francis Capital Corp.		780	17,807
Popular, Inc.		520	17,675
First Place Financial
Corp. (Warren/Ohio)		1,160	17,632
Chemical Financial Corp.		660	17,510
First Financial Corp./
Indiana		370	17,486
Farmers Capital
Bank Corp		540	17,280
First Bancorp/NC		680	17,116
IBERIABANK Corp		420	17,094
Hudson River Bancorp	.	730	16,775
Southwest Bancorp,
Inc./OK		730	16,644
UMB Financial Corp.	. .	450	16,515
West Coast
Bancorp/OR		1,160	16,507
Mid-State Bancshares		980	16,376
Mellon Financial Corp.	.	770	16,370
Hancock Holding Co		380	16,348
First Essex Bancorp, Inc.		520	16,130
Seacoast Financial
Services Corp		880	16,061
Troy Financial Corp		620	15,829
First Financial Bancorp	.	990	15,701
First Citizens
BancShares, Inc		160	15,054
Integra Bank Corp		870	14,921
CCBT Financial
Cos., Inc.		670	14,740
Second Bancorp, Inc		650	14,398
Northern Trust Corp		450	13,703
Banner Corp		840	13,272

Total Banks			2,233,423

See Notes to Financial Statements.

			MARKET
			VALUE
		SHARES	(NOTE 1)

Diversified Financials 5.0%
Citigroup, Inc		8,750	$301,437
Fannie Mae		1,330	86,916
JP Morgan Chase & Co.		3,620	85,830
Morgan Stanley		2,060	79,001
American Express Co		1,910	63,469
Merrill Lynch &
Co., Inc		1,630	57,702
Freddie Mac		980	52,038
Moody’s Corp		870	40,220
Goldman Sachs
Group, Inc		470	31,998
Bear Stearns Cos., Inc		460	30,176
Lehman Brothers
Holdings, Inc		520	30,030
Countrywide
Financial Corp		500	28,750
MBNA Corp		1,850	27,843
Legg Mason, Inc		520	25,345
T. Rowe Price
Group, Inc		920	24,949
SLM Corp		210	23,293
Charter Municipal
Mortgage Acceptance
Co		1,320	23,192
Janus Capital Group, Inc.		1,890	21,527
SEI Investments Co		820	21,484
American Capital
Strategies, Ltd		930	20,832
Charles Schwab Corp		2,680	19,350
Eaton Vance Corp. .		720	19,246
Neuberger Berman, Inc.		670	18,914
Waddell & Reed
Financial, Inc		1,060	18,624
Federated Investors, Inc.		720	18,324
State Street Corp		550	17,397
A.G. Edwards, Inc		590	15,281

Total Diversified Financials			1,203,168

Real Estate 3.9%
Taubman Centers, Inc.		1,730	29,462
HRPT Properties Trust	.	3,340	28,423
Urstadt Biddle
Properties, Inc		2,270	27,195

ANNUAL REPORT 11

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Ramco-Gershenson
Properties	1,120	$24,606
Brandywine Realty Trust	1,100	24,200
Keystone Property Trust	1,400	24,080
Kramont Realty Trust	1,580	23,700
Pan Pacific Retail
Properties, Inc	620	23,467
Corporate Office
Properties Trust
SBI MD	1,530	22,797
Capital Automotive REIT	900	22,446
Investors Real
Estate Trust	2,410	22,437
Home Properties
of NY, Inc	650	21,580
Correctional
Properties Trust	1,040	21,466
Equity Residential	880	21,182
US Restaurant
Properties, Inc	1,500	21,150
Parkway Properties,
Inc./Md	560	21,101
SL Green Realty Corp.	690	21,086
Kilroy Realty Corp	950	20,995
Eastgroup Properties	800	20,448
Senior Housing
Properties Trust	1,770	20,443
Entertainment
Properties Trust	770	20,405
RAIT Investment Trust	890	20,150
Catellus Development
Corp.*	950	19,950
LNR Property Corp	580	19,546
Heritage Property
Investment Trust	770	19,288
IMPAC Mortgage
Holdings, Inc	1,460	18,965
National Health
Investors, Inc	1,230	18,880
Anthracite Capital, Inc.	1,600	18,304
Bedford Property
Investors	700	18,298
Equity Inns, Inc	3,110	18,193
Winston Hotels, Inc	2,700	17,874

* Non-Income Producing Securities

See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

Boykin Lodging Co. .	2,350	$17,320
RFS Hotel Investors, Inc.	1,780	17,266
Commercial Net
Lease Realty	1,110	16,761
Koger Equity, Inc	1,090	16,677
Healthcare Realty
Trust, Inc	680	16,606
Prentiss Properties Trust	600	16,260
Cornerstone Realty
Income Trust, Inc	2,320	16,147
Glenborough Realty
Trust, Inc	1,030	15,924
Great Lakes Reit, Inc	1,110	15,751
Post Properties, Inc	630	15,215
Summit Properties, Inc..	820	15,170
Innkeepers USA Trust	2,260	14,690
Associated Estates Realty	2,630	14,465
La Quinta Corp.*	4,660	14,213
Host Marriott Corp.*	1,800	12,456
Jones Lang LaSalle, Inc.*	900	12,294
FelCor Lodging
Trust, Inc	1,590	9,906
Meristar Hospitality
Corp	1,730	5,899

Total Real Estate		935,137

Insurance 3.8%
American International
Group	3,700	182,965
St. Paul Cos	1,120	35,616
Marsh & McLennan
Cos., Inc.	800	34,104
Aflac, Inc	930	29,806
Prudential Financial, Inc.	1,010	29,542
Allstate Corp. .	870	28,858
AON Corp	1,320	27,298
Travelers Property
Casualty Corp. —
Class B	1,860	26,245
MBIA, Inc.	650	25,116
Lincoln National Corp.	890	24,920
ProAssurance Corp.*	990	23,285
Safeco Corp	640	22,381
Landamerica Financial
Group, Inc	560	22,260

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(continued) March 31, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Cincinnati Financial
Corp		620	$21,743
Harleysville Group, Inc.		840	20,958
Loews Corp		520	20,717
Jefferson-Pilot Corp		530	20,394
Progressive Corp		340	20,165
Torchmark Corp		560	20,048
Fidelity National
Financial, Inc		580	19,807
Selective Insurance
Group		790	19,387
Principal Financial Group		690	18,727
Delphi Financial Group	.	470	18,415
Commerce Group, Inc.	.	530	18,126
Markel Corp.*		80	17,896
AMBAC Financial
Group, Inc		350	17,682
Philadelphia Consolidated
Holding Co.*		490	17,640
Radian Group, Inc		510	17,024
Arthur J. Gallagher
& Co		690	16,939
Hartford Financial
Services Group, Inc.	.	460	16,233
Ohio Casualty Corp.*		1,230	15,892
Horace Mann
Educators Corp		1,210	15,875
MGIC Investment Corp.		390	15,315
UnumProvident Corp		1,330	13,034
Phoenix Cos., Inc. .		1,490	10,788
UICI*		1,050	10,090
PMA Capital Corp		1,240	8,395
Argonaut Group, Inc.		960	8,208

Total Insurance			931,894

Total Financials			5,303,622

CONSUMER DISCRETIONARY 14.9%

Media 3.6%
Comcast Corp.*		3,810	104,737
Viacom, Inc. — Class B*		2,780	101,526
AOL Time Warner, Inc.*		7,770	84,382
Walt Disney Co		3,930	66,889
Liberty Media Corp.*		6,070	59,061

* Non-Income Producing Securities

See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

Clear Channel
Communications, Inc.*	1,080	$36,634
NewYork Times Co. —
Class A	810	34,951
Gannett Co., Inc	460	32,398
Univision Communications,
Inc. — Class A*	1,280	31,373
Hughes Electronics
Corp.*	2,600	29,120
Liberty Corp	620	27,032
Tribune Co	530	23,855
Knight-Ridder, Inc	390	22,815
Westwood One, Inc.*	720	22,493
COX Communications,
Inc.*	710	22,088
Lamar Advertising Co.*	740	21,719
Omnicom Group	370	20,043
Entercom Communications
Corp.*	430	18,881
John Wiley & Sons —
Class A	820	18,598
Pulitzer, Inc	420	18,299
Dow Jones &
Company, Inc	510	18,074
Belo Corp. .	820	16,613
McGraw Hill Cos., Inc.	290	16,121
Journal Register Co.*	1,050	16,023
The Reader’s Digest
Association, Inc	1,060	10,823
Sinclair Broadcast
Group, Inc.*	1,290	10,139

Total Media		884,687

Specialty Retail 3.0%
Home Depot, Inc	3,550	86,478
Bed Bath &
Beyond, Inc.*	1,950	67,353
Staples, Inc.*	3,320	60,856
Lowe’s Cos., Inc	1,250	51,025
Autozone, Inc.*	490	33,668
RadioShack Corp	1,340	29,869
Abercrombie &
Fitch Co.*	840	25,225
Tiffany & Co	1,000	25,000
Ross Stores, Inc	630	22,774

ANNUAL REPORT 13

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Office Depot, Inc.*	1,880	$22,240
Claire’s Stores, Inc	920	21,721
The Gap, Inc	1,490	21,590
CDW Computer
Centers, Inc.*	500	20,400
Rent-A-Center, Inc.*	360	19,696
Autonation, Inc.*	1,470	18,742
Sherwin-Williams Co	700	18,501
TJX Cos., Inc	1,030	18,128
Payless Shoesource, Inc.*	1,130	17,685
Williams-Sonoma, Inc.*	800	17,440
AnnTaylor Stores Corp.*	820	16,835
Petsmart, Inc.*	1,180	14,868
Hughes Supply, Inc	600	13,974
Ltd Brands	1,050	13,514
Michaels Stores, Inc.*	540	13,505
Toys R US, Inc.*	1,470	12,304
Charming Shoppes*	3,240	11,340
PEP Boys - Manny Moe
& Jack	1,330	10,108
Circuit City Stores, Inc.	1,300	6,760
Carmax, Inc.*	409	5,959

Total Specialty Retail		717,558

Hotels Restaurants & Leisure 2.2%
Starbucks Corp.*	2,650	68,264
International Game
Technology*	650	53,235
Yum! Brands, Inc.*	1,850	45,010
Marriott International,
Inc	1,150	36,581
Starwood Hotels &
ResortsWorldwide, Inc.	1,460	34,733
McDonald’s Corp.	2,170	31,378
Harrahs Entertainment,
Inc.*	770	27,489
Hilton Hotels Corp	2,170	25,194
Traiarc Cos.*	870	24,230
Brinker International,
Inc.*	750	22,875
Darden Restaurants, Inc.	1,280	22,848
Bob Evans Farms	880	21,199
Wendy’s International,
Inc	720	19,807

* Non-Income Producing Securities

See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

Gaylord Entertainment
Co.*	1,050	$18,848
The Cheesecake Factory*	570	18,394
International Speedway
Corp. — Class A	450	18,027
Park Place Entertainment
Corp.*	2,440	17,373
MGM MIRAGE*	510	14,918
Landry’s Restaurants,
Inc	770	12,936

Total Hotels Restaurants
& Leisure		533,339

Multiline Retail 2.1%
Wal-Mart Stores, Inc	3,910	203,437
Target Corp	1,460	42,719
Family Dollar Stores	1,230	37,982
J.C. Penney Co., Inc.
Holding Co	1,520	29,853
Kohls Corp.*	510	28,856
Federated Department
Stores*	1,000	28,020
Costco Wholesale Corp.*	920	27,628
The May Department
Stores Co	1,350	26,851
Dollar General Corp	2,160	26,374
Dollar Tree Stores, Inc.*	970	19,303
Sears Roebuck & Co	540	13,041
Saks, Inc.*	1,440	11,074
Big Lots, Inc.*	960	10,800

Total Multiline Retail		505,938

Household Durables 1.5%
Newell Rubbermaid, Inc.	1,260	35,721
Fortune Brands, Inc	600	25,722
Leggett & Platt, Inc	1,240	22,667
Kimball International	1,620	22,601
Black & Decker Corp	640	22,310
Standard-Pacific Corp	820	20,918
Mohawk Industries, Inc.*	430	20,614
Harman International
Industries, Inc	350	20,499
Centex Corp	370	20,113
National Presto
Industries, Inc	750	19,613

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Lennar Corp	330	$17,672
Russ Berrie & Co., Inc.	540	17,280
MDC Holdings, Inc.	450	17,271
Beazer Homes
USA, Inc.*	290	17,055
Whirlpool Corp. .	340	16,670
Maytag Corp	760	14,463
Bassett Furniture
Industries, Inc.	1,350	14,175
Stanley Works	530	12,715

Total Household Durables		358,079

Textiles & Apparel 0.6%
Coach, Inc.*	810	31,047
Wolverine World Wide,
Inc	1,260	21,105
Kellwood Co	690	19,969
Liz Claiborne, Inc.	640	19,789
Stride Rite Corp	2,240	19,040
Jones Apparel
Group, Inc.*	680	18,652
VF Corp	420	15,805
Wellman, Inc. .	1,350	12,595

Total Textiles & Apparel		158,002

Auto Components 0.6%
Johnson Controls, Inc.	420	30,425
Delphi Corp	3,170	21,651
Gentex Corp.*	780	19,843
Autoliv, Inc	910	18,173
Lear Corp.*	430	15,200
Wabtec Corp. .	1,300	15,093
Modine Manufacturing
Co	980	14,690
Dana Corp	1,250	8,825
Tower Automotive, Inc.*	2,350	5,570

Total Auto Components		149,470

Leisure Equipment & Products 0.6%
Mattel, Inc	2,940	66,150
Eastman Kodak Co	1,360	40,256
Hasbro, Inc	1,650	22,918
Brunswick Corp	790	15,010

Total Leisure Equipment
& Products		144,334

* Non-Income Producing Securities

See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

Automobiles 0.3%
General Motors Corp	960	$32,275
Ford Motor Co	3,720	27,975
Harley-Davidson, Inc	610	24,223

Total Automobiles		84,473

Internet & Catalog Retail 0.3%
Amazon.Com, Inc.*	1,620	42,169
eBay, Inc.*	350	29,851

Total Internet & Catalog Retail		72,020

Distributors 0.1%
Applied Industrial
Technologies,Inc	1,060	17,713

Total Distributors		17,713

Total Consumer
Discretionary		3,625,613

INFORMATION TECHNOLOGY 13.7%

Software 3.9%
Microsoft Corp	13,100	317,151
Oracle Corp.*	6,470	70,193
Adobe Systems, Inc	1,740	53,644
Veritas Software Corp.*	2,820	49,576
Intuit, Inc.*	1,300	48,360
Electronic Arts, Inc.*	810	47,498
Symantec Corp.*	1,060	41,531
Computer Associates
International, Inc	2,860	39,068
BEA Systems, Inc.*	3,530	35,971
Peoplesoft, Inc.*	2,090	31,977
BMC Software, Inc.*	1,770	26,709
Siebel Systems, Inc.*	3,260	26,113
Synopsys, Inc.*	600	25,536
Fair Isaac Corp	500	25,410
Cadence Design
Systems, Inc.*	2,400	24,000
Mercury Interactive
Corp.*	790	23,447
Novell, Inc.*	10,450	22,467
Network Associates,
Inc.*	1,430	19,748
Reynolds & Reynolds Co.
— Class A	700	17,710

Total Software		946,109

ANNUAL REPORT 15

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Computers & Peripherals 2.9%
International Business
Machines Corp		2,780	$218,036
Dell Computer Corp.*	.	3,535	96,541
Hewlett-Packard Co		5,220	81,171
Lexmark International,
Inc. — Class A*		930	62,264
EMC Corp./
Massachusetts*		4,860	35,138
Maxtor Corp.*		5,980	33,667
Imation Corp.*		890	33,126
Apple Computer, Inc.*	.	2,110	29,835
Network Appliance, Inc.*		2,660	29,765
Sun Microsystems, Inc.*		8,230	26,830
Electronics For Imaging*		1,420	25,118
Iomega Corp.*		1,580	17,538
NCR Corp.*		720	13,205

Total Computers & Peripherals			702,234

Semiconductor Equipment
& Products 2.7%
Intel Corp. .		10,080	164,102
Kla - Tencor Corp.*		1,440	51,756
Texas Instruments, Inc.	.	2,960	48,455
Altera Corp.*		3,340	45,224
Applied Materials, Inc.*.		3,130	39,375
Novellus Systems, Inc.*	.	1,310	35,724
Microchip Technology,
Inc		1,660	33,034
Maxim Integrated
Products		880	31,786
Linear Technology Corp.		940	29,018
National Semiconductor
Corp.*		1,700	28,968
QLogic Corp.*		770	28,598
Analog Devices, Inc.*		970	26,675
Teradyne, Inc.*		1,820	21,185
Broadcom Corp.*		1,570	19,389
Advanced Micro
Devices, Inc.*		3,070	18,973
Intersil Corp.*		1,200	18,672
LSI Logic Corp.*		3,410	15,413
Micron Technology, Inc.*		1,380	11,233

Total Semiconductor Equipment &
Products			667,580

* Non-Income Producing Securities See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

Communications Equipment 1.7%
Cisco Systems, Inc.*	11,300	$146,674
Corning, Inc.*	10,330	60,327
Qualcomm, Inc	1,390	50,123
Motorola, Inc	4,320	35,683
JDS Uniphase Corp.*	10,510	29,954
Juniper Networks, Inc.*.	3,010	24,592
Tellabs, Inc.*	3,820	22,118
Scientific-Atlanta, Inc	1,370	18,824
Harris Corp	570	15,829
Brocade Communications
Systems, Inc.*	1,980	9,662

Total Communications
Equipment		413,786

Electronic Equipment
& Instruments 1.1%
Solectron Corp.*	8,080	24,402
Jabil Circuit, Inc.*	1,370	23,975
Thermo Electron Corp.*	1,320	23,892
Waters Corp.*	1,100	23,276
Anixter International,
Inc.*	920	20,856
Fisher Scientific
International*	690	19,292
Symbol Technologies,
Inc	2,160	18,598
Diebold, Inc	540	18,328
Arrow Electronics, Inc.*	1,230	18,081
Millipore Corp.*	540	17,658
Mettler Toledo
International, Inc.*	580	17,278
Coherent, Inc.*	860	16,125
Agilent Technologies,
Inc.*	1,210	15,911

Total Electronic Equipment
& Instruments		257,672

IT Consulting & Services 0.7%
Sungard Data Systems,
Inc.*	2,070	44,091
Affiliated Computer
Services, Inc. —
Class A*	730	32,310
Computer Sciences
Corp.*	880	28,644

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Unisys Corp.*	2,590	$23,983
Electronic Data
Systems Corp	1,040	18,304
Gartner, Inc. — Class A*	2,110	14,665

Total IT Consulting & Services		161,997

Internet Software & Services 0.5%
Yahoo, Inc.*	3,300	79,266
WebMD Corp.*	3,030	27,331
Earthlink, Inc.*	3,790	21,792

Total Internet Software
& Services		128,389

Office Electronics 0.2%
Xerox Corp.*	4,210	36,627
Zebra Technologies
Corp.*	310	19,964

Total Office Electronics		56,591

Total Information
Technology		3,334,358

HEALTH CARE 13.7%

Pharmaceuticals 5.7%
Pfizer, Inc	9,070	282,621
Johnson & Johnson	4,240	245,369
Merck & Co., Inc	3,460	189,539
Abbott Laboratories	2,260	84,999
Pharmacia Corp	1,920	83,136
Eli Lilly & Co	1,390	79,438
Wyeth	2,010	76,018
Bristol-Myers Squibb Co.	3,370	71,208
Allergan, Inc	870	59,343
Schering-Plough Corp. .	2,500	44,575
Mylan Laboratories	1,310	37,662
Forest Laboratories, Inc.*	520	28,064
Watson Pharmaceuticals,
Inc.*	810	23,304
Barr Laboratories, Inc.*	395	22,515
King Pharmaceuticals,
Inc.*	1,840	21,951
IVAX Corp.*	1,450	17,763
Andrx Corp.*	710	8,385

Total Pharmaceuticals		1,375,890

* Non-Income Producing Securities

See Notes to Financial Statements.

			MARKET
			VALUE
	SHARES		(NOTE 1)

Health Care Providers
& Services 3.4%
WellPoint Health
Networks*		900	$69,075
Anthem, Inc.*		880	58,300
McKesson Corp		1,730	43,129
Cardinal Health, Inc		710	40,449
UnitedHealth
Group, Inc		400	36,668
Aetna, Inc		700	34,510
AmerisourceBergen
Corp		640	33,600
Health Management
Associates, Inc		1,730	32,870
Quest Diagnostics*		540	32,233
Caremark Rx, Inc.*		1,710	31,036
Laboratory Corp. of
America Holdings*		1,030	30,539
HCA, Inc		730	30,193
Express Scripts, Inc.*		480	26,726
Lincare Holdings, Inc.*	.	830	25,473
First Health Group
Corp.*		890	22,642
Quintiles Transnational
Corp.*		1,830	22,253
Health Net, Inc.*		820	21,951
Oxford Health Plans*		710	21,556
Gentiva Health
Services, Inc.*		2,550	21,394
AdvancePCS*		690	19,555
Pacificare Health
Systems — Class A*	.	800	19,312
Patterson Dental Co.*		410	18,831
Service Corp.
International/US*		6,580	18,292
US Oncology, Inc.*		2,400	17,040
Manor Care, Inc.*		860	16,538
Universal Health
Services, Inc. —
Class B*		400	16,308
Henry Schein, Inc.*		350	15,785
PSS World Medical, Inc.*		2,390	15,583
Triad Hospitals, Inc.*		560	15,064
Tenet Healthcare Corp.*		710	11,857

ANNUAL REPORT 17

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Stewart Enterprises,
Inc.*	3,440	$9,288

Total Health Care Providers
& Services		828,050

Health Care Equipment & Supplies 2.3%
Medtronic, Inc	1,860	83,923
Stryker Corp	910	62,472
Zimmer Holdings, Inc.*	1,270	61,760
St. Jude Medical, Inc.*	1,190	58,013
Biomet, Inc	1,840	56,396
Becton Dickinson & Co.	1,290	44,428
Applera Corp. — Applied
Biosystems Group	1,760	27,861
Varian Medical
Systems, Inc.*	510	27,504
Boston Scientific Corp.*	650	26,494
Guidant Corp.*	590	21,358
Steris Corp.*	790	20,666
Dentsply International,
Inc	570	19,830
Beckman Coulter, Inc	530	18,036
Baxter International, Inc.	950	17,708
Apogent Technologies,
Inc.*	910	13,268

Total Health Care
Equipment & Supplies		559,717

Biotechnology 2.3%
Amgen, Inc.*	1,860	107,043
Medimmune, Inc.*	1,880	61,720
Genzyme Corp. —
General Division*	1,510	55,040
Gilead Sciences, Inc.*	1,280	53,747
Biogen, Inc.*	1,120	33,555
Chiron Corp.*	800	30,000
Idec Pharmaceuticals
Corp.*	850	29,087
Celgene Corp.*	950	24,776
Monsanto Co	1,490	24,436
Abgenix, Inc.*	2,460	21,402
Genentech, Inc.*	610	21,356
Cephalon, Inc.*	490	19,571
Millennium
Pharmaceuticals, Inc.*	2,460	19,336
* Non-Income Producing Securities See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

Invitrogen Corp.*	510	$15,621
Protein Design
Labs, Inc.*	2,060	15,244
Charles River Laboratories
International, Inc.*	460	11,739
Cell Genesys, Inc.*	1,390	10,272

Total Biotechnology		553,945

Total Health Care	3,317,602

INDUSTRIALS 11.9%

Commercial Services & Supplies 4.0%
3M Co	520	67,616
H&R Block, Inc	1,160	49,520
First Data Corp	1,250	46,262
Pitney Bowes, Inc. .	1,430	45,646
Fiserv, Inc.*	1,370	43,128
IMS Health, Inc. —
Class B	2,330	36,371
Automatic Data
Processing	1,090	33,561
Cendant Corp.*	2,600	33,020
Wallace Computer
Services, Inc	1,290	32,134
Cintas Corp	950	31,255
Avery Dennison Corp	500	29,335
University Of
Phoenix Online*	620	26,443
Apollo Group, Inc.*	520	25,948
DST Systems, Inc.*	940	25,568
Career Education Corp.*	490	23,971
Waste Management, Inc.	1,130	23,933
Dun & Bradstreet Corp.*	620	23,715
ChoicePoint, Inc.*	690	23,391
Equifax, Inc.	1,160	23,188
ServiceMaster Co. .	2,080	20,800
Paychex, Inc	750	20,603
Deluxe Corp	500	20,065
Convergys Corp.*	1,520	20,064
Robert Half
International, Inc.*	1,480	19,699
Ceridian Corp.*	1,400	19,572
Sabre Holdings Corp.*	1,230	19,569
Viad Corp.	910	19,510

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Manpower, Inc. .		640	$19,123
MPS Group, Inc.*		3,450	18,009
BISYS Group, Inc.*		1,040	16,973
Bowne & Co., Inc.		1,620	16,200
Herman Miller, Inc.	.	990	15,939
Certegy, Inc.*		610	15,372
Banta Corp		470	13,856
United Stationers, Inc.*		630	13,451
G & K Services, Inc. —
Class A		560	13,440
Concord EFS, Inc.*		1,250	11,750
Ionics, Inc.*		670	11,089
Spherion Corp.*		2,520	10,004

Total Commercial Services
& Supplies			979,093

Machinery 2.0%
Danaher Corp		790	51,951
Paccar, Inc		600	30,162
Caterpillar, Inc		610	30,012
Dover Corp		1,100	26,642
Eaton Corp		360	25,182
Parker Hannifin Corp		650	25,181
ITT Industries, Inc.		450	24,035
Kennametal, Inc.		840	23,629
Mueller Industries, Inc.*		810	20,226
Briggs & Stratton		510	19,808
Illinois Tool Works, Inc.		340	19,771
Trinity Industries, Inc		1,140	19,631
Kadant, Inc.*		1,170	19,176
SPX Corp.*		540	18,446
Kaydon Corp. .		950	17,879
Deere & Co		440	17,274
ESCO Technologies,
Inc.*		500	16,400
Thomas Industries, Inc.		650	16,120
Tecumseh Products Co.—
Class A		370	15,163
IDEX Corp		510	14,790
Terex Corp.*		1,190	14,708
SPS Technologies, Inc.*		590	14,396
Reliance Steel &
Aluminum Co		820	12,382

Total Machinery			492,964

		MARKET
		VALUE
	SHARES	(NOTE 1)

Industrial Conglomerates 1.7%
General Electric Co	14,230	$362,865
Textron, Inc	680	18,673
Standex International
Corp	910	17,335
Carlisle Cos., Inc	420	17,006

Total Industrial Conglomerates		415,879

Aerospace & Defense 1.3%
United Technologies
Corp	810	46,802
Northrop Grumman
Corp	472	40,498
Honeywell International,
Inc	1,650	35,244
Boeing Co. .	1,340	33,580
Lockheed Martin Corp. .	630	29,956
Raytheon Co	830	23,547
L-3 Communications
Holdings, Inc.*	550	22,093
Rockwell Collins, Inc	1,110	20,391
General Dynamics Corp.	350	19,274
Alliant Techsystems, Inc.*	270	14,583
Kaman Corp. — Class A	1,410	13,790
Goodrich Corp	810	11,389

Total Aerospace & Defense		311,147

Road & Rail 0.8%
Norfolk Southern Corp..	1,770	32,851
CSX Corp. .	830	23,672
Florida East Coast
Industries	890	21,761
Werner Enterprises, Inc.	1,020	19,645
Yellow Corp.*	770	18,580
USFreightways Corp.	710	17,970
Kansas City Southern*	1,580	17,743
Arkansas Best Corp	680	17,286
Union Pacific Corp. .	270	14,850

Total Road & Rail		184,358

Electrical Equipment 0.6%
Emerson Electric Co	700	31,745
Rockwell Automation,
Inc	1,100	22,770
Molex, Inc	1,050	22,554

ANNUAL REPORT 19

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Thomas & Betts Corp.*	.	1,380	$19,568
Regal-Beloit Corp		1,170	17,913
Energizer Holdings, Inc.*		610	15,549
Belden, Inc		1,230	13,222

Total Electrical Equipment			143,321

Air Freight & Couriers 0.5%
FedEx Corp		580	31,941
Expeditors International
Washington, Inc		830	29,838
United Parcel Service,
Inc. — Class B		500	28,500
Airborne, Inc		1,360	26,670

Total Air Freight & Couriers			116,949

Trading Companies & Distributors 0.3%
Genuine Parts Co. .		770	23,493
W.W. Grainger, Inc		390	16,731
Fastenal Co		590	16,632
Lawson Products		630	16,424

Total Trading Companies
& Distributors			73,280

Building Products 0.3%
American Standard
Cos., Inc.*		410	28,196
Masco Corp		1,000	18,620
Lennox International,
Inc		1,180	16,992

Total Building Products			63,808

Airlines 0.2%
Southwest Airlines Co		1,530	21,971
Alaska Air Group, Inc.*	.	870	13,624
Delta Air Lines, Inc		1,510	13,439

Total Airlines			49,034

Construction & Engineering 0.1%
EMCOR Group, Inc.*		380	18,335
Dycom Industries, Inc.*	.	1,750	18,077

Total Construction
& Engineering			36,412

Marine 0.1%
Alexander &
Baldwin, Inc		1,000	24,860

* Non-Income Producing Securities

See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Marine		$24,860

Total Industrials		2,891,105

ENERGY 5.9%

Oil & Gas 4.5%
Exxon Mobil Corp	11,300	394,935
ChevronTexaco Corp	1,730	111,844
Burlington
Resources, Inc	990	47,233
Apache Corp	631	38,958
Marathon Oil Corp	1,530	36,674
Devon Energy Corp	735	35,442
Valero Energy Corp	760	31,449
Unocal Corp	1,050	27,625
Ocean Energy, Inc	1,340	26,800
Murphy Oil Corp. .	600	26,502
ConocoPhillips	470	25,192
Kerr-McGee Corp	610	24,772
EOG Resources, Inc	610	24,132
Tom Brown, Inc.*	990	23,958
Cabot Oil & Gas
Corp. — Class A	950	22,800
Pioneer Natural
Resources Co.*	880	22,088
XTO Energy, Inc	1,136	21,584
Anardarko Petroleum
Corp	470	21,385
St. Mary Land &
Exploration Co	850	21,292
Noble Energy, Inc	600	20,574
Pogo Producing Co	510	20,283
Western Gas
Resources, Inc	590	19,205
Amerada Hess Corp	390	17,261
Vintage Petroleum, Inc.	1,670	15,865

Total Oil & Gas		1,077,853

Energy Equipment & Services 1.3%
Halliburton Co	2,970	61,568
BJ Services Co.*	1,130	38,861
Smith International,
Inc.*	860	30,298
ENSCO International,
Inc	1,100	28,061

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Patterson-UTI
Energy, Inc.*		760	$24,593
National-Oilwell, Inc.*	.	1,040	23,286
Cooper Cameron Corp.*		460	22,775
Baker Hughes, Inc		700	20,951
Rowan Cos., Inc		970	19,070
Seacor Smit, Inc.*		510	17,850
Centerpoint Energy, Inc.		1,990	14,029
Lufkin Industries, Inc		600	11,490
Veritas DGC, Inc.*		1,660	11,039

Total Energy Equipment
& Services			323,871

Electric Utilities 0.1%
Westar Energy, Inc		2,450	29,694

Total Electric Utilities			29,694

Total Energy		1,431,418

CONSUMER STAPLES 5.7%

Beverages 1.3%
Coca-Cola Co		2,890	116,987
PepsiCo., Inc		2,540	101,600
Anheuser-Busch
Cos., Inc. .		1,050	48,941
Coca-Cola
Enterprises, Inc		1,680	31,399
Pepsi Bottling
Group, Inc		1,200	21,516

Total Beverages			320,443

Food Products 1.2%
Archer-Daniels-
Midland Co		2,860	30,888
Corn Products
International, Inc		990	28,868
Hershey Foods Corp.	. .	440	27,570
General Mills, Inc		580	26,419
Flowers Foods, Inc		910	24,925
Dean Foods Co.*		550	23,600
Sara Lee Corp		1,260	23,562
McCormick & Co., Inc..		920	22,209
Ralcorp Holdings, Inc.*.		840	21,874
JM Smucker Co		570	19,933
* Non-Income Producing Securities See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

Sensient Technologies
Corp	950	$19,019
ConAgra Foods, Inc	920	18,474
Tyson Foods, Inc. —
Class A	1,570	12,168

Total Food Products		299,509

Household Products 1.2%
Procter & Gamble Co	1,800	160,290
Clorox Co	900	41,553
Colgate-Palmolive Co	750	40,830
Kimberly-Clark Corp	590	26,821
The Dial Corp	800	15,520

Total Household Products		285,014

Food & Drug Retailing 0.9%
Walgreen Co	1,610	47,463
Sysco Corp	1,040	26,458
Whole Foods
Market, Inc.*	460	25,594
CVS Corp.	900	21,465
Kroger Co.*	1,420	18,673
Safeway, Inc.*	950	17,983
Casey’s General
Stores, Inc. .	1,370	16,303
Albertson’s, Inc	720	13,572
Longs Drug Stores Corp.	870	13,050
Ruddick Corp	1,010	12,423

Total Food & Drug Retailing		212,984

Tobacco 0.7%
Altria Group, Inc	3,170	94,973
UST, Inc	1,050	28,980
Universal Corp. — Va	610	23,034
RJ Reynolds Tobacco
Holdings, Inc	380	12,259

Total Tobacco		159,246

Personal Products 0.4%
The Gillette Co	1,630	50,432
Avon Products, Inc	470	26,814
The Estee Lauder
Cos., Inc. — Class A .	790	23,984

Total Personal Products		101,230

Total Consumer Staples		1,378,426

ANNUAL REPORT 21

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)  March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

UTILITIES 4.3%

Electric Utilities 2.6%
Entergy Corp	810	$39,001
FirstEnergy Corp	1,180	37,170
Xcel Energy, Inc	2,700	34,587
WPS Resources Corp	770	30,800
PG&E Corp.*	2,240	30,128
PPL Corp	750	26,708
Exelon Corp	520	26,213
Public Service Enterprise
Group, Inc	710	26,050
Edison International*	1,880	25,737
Unisource Energy Corp.	1,450	25,085
PNM Resources, Inc.	1,080	24,289
Central Vermont Public
Service Corp	1,330	22,876
Constellation Energy
Group, Inc	820	22,739
DQE, Inc	1,860	22,673
Empire District
Electric Co	1,280	22,528
The Southern Co	730	20,761
Cinergy Corp	610	20,527
Consolidated Edison, Inc.	530	20,389
Cleco Corp	1,600	20,080
Black Hills Corp	700	19,243
Northeast Utilities	1,330	18,514
El Paso Electric Co.*	1,710	18,468
CH Energy Group, Inc.	440	18,348
UIL Holdings Corp	480	16,656
Alliant Energy Corp	980	15,749
American Electric
Power Co., Inc	680	15,538
DPL, Inc	1,050	13,083
Allegheny Energy, Inc	1,110	6,893

Total Electric Utilities		640,833

Gas Utilities 1.2%
Kinder Morgan, Inc	650	29,250
Energen Corp	830	26,610
AGL Resources, Inc	1,090	25,757
WGL Holdings, Inc	920	24,371
Atmos Energy Corp	1,070	22,748
Southwest Gas Corp	1,070	21,774

* Non-Income Producing Securities

See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

NiSource, Inc	1,150	$20,930
Southern Union Co.*	1,680	20,412
Piedmont Natural
Gas Co	540	19,251
South Jersey
Industries, Inc	570	17,983
New Jersey
Resources Corp	550	17,957
Northwest Natural
Gas Co	580	14,558
NUI Corp	850	12,410
EL Paso Energy Corp	1,610	9,741

Total Gas Utilities		283,752

Multi-Utilities 0.4%
Oneok, Inc	1,450	26,593
Duke Energy Corp	1,600	23,264
Avista Corp	1,900	20,121
Sierra Pacific Resources*	3,010	9,572
Northwestern Corp	1,710	3,591

Total Multi-Utilities		83,141

Water Utilities 0.1%
SJW Corp. .	210	16,065
American States
Water Co	670	16,013

Total Water Utilities		32,078

Total Utilities	1,039,804

MATERIALS 4.2%

Chemicals 2.0%
Du Pont EI de
Nemours & Co	1,560	60,622
Dow Chemical Co	1,600	44,176
Ecolab, Inc	830	40,944
Praxair, Inc	710	40,008
PPG Industries, Inc	660	29,753
Millennium Chemicals,
Inc	2,230	26,046
Cytec Industries, Inc.*	900	25,065
Rohm & Haas Co	780	23,228
Great Lakes Chemical
Corp	870	19,314

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Minerals Technologies,
Inc	500	$19,055
International Flavors &
Fragrances, Inc	570	17,721
Valspar Corp	430	17,600
HB Fuller Co	730	16,878
Arch Chemicals, Inc	890	16,643
Sigma-Aldrich Corp	370	16,461
Engelhard Corp	760	16,279
Air Products &
Chemicals, Inc	390	16,158
A. Schulman, Inc	920	13,368
Crompton Corp.	2,650	10,733
PolyOne Corp	2,440	9,516
Solutia, Inc	3,600	5,580

Total Chemicals		485,148

Metals & Mining 0.8%
Newmont Mining Corp.	2,220	58,053
Alcoa, Inc	1,770	34,303
Phelps Dodge Corp.*	630	20,462
Worthington Industries	1,500	17,895
Nucor Corp	420	16,031
USEC, Inc	2,620	14,410
Quanex Corp	450	14,265
Commercial Metals Co.	1,010	14,090
Brush Engineered
Materials, Inc.*	2,200	11,154

Total Metals & Mining		200,663

Paper & Forest Products 0.7%
International Paper Co.	980	33,124
Louisiana-Pacific Corp.*	3,430	27,200
MeadWestvaco Corp	1,080	24,602
Georgia-Pacific Corp	1,620	22,518
Wausau-Mosinee
Paper Corp	1,880	19,176
Weyerhaeuser Co	360	17,219
Potlatch Corp	860	16,710

Total Paper & Forest Products		160,549

Containers & Packaging 0.5%
Sealed Air Corp.*	1,040	41,735
Ball Corp	360	20,052
Crown Holdings, Inc.*	3,520	19,782

* Non-Income Producing Securities

See Notes to Financial Statements.

		MARKET
		VALUE
	SHARES	(NOTE 1)

Smurfit-Stone
Container Corp.*	1,440	$19,237
Longview Fibre Co. .	2,440	16,226
Greif Inc. .	660	11,867

Total Containers & Packaging		128,899

Construction Materials 0.2%
Florida Rock
Industries, Inc	520	17,602
Vulcan Materials Co	520	15,719
Texas Industries, Inc	730	14,038

Total Construction Materials		47,359

Total Materials	1,022,618

TELECOMMUNICATION SERVICES 2.8%

Diversified Telecommunication
Services 2.2%
Verizon Communications,
Inc	4,760	168,266
SBC Communications,
Inc	5,960	119,558
BellSouth Corp	3,320	71,944
Qwest Communications
International*	9,340	32,597
Citizens Communications
Co.*	3,030	30,239
Alltel Corp	570	25,513
AT&T Corp	1,488	24,106
CenturyTel, Inc	840	23,184
Sprint Corp. —
FON Group	1,950	22,912

Total Diversified
Telecommunication Services		518,319

Wireless Telecommunication
Services 0.6%
Nextel Communications,
Inc.*	5,120	68,557
AT&T Wireless Services,
Inc.*	5,820	38,412
Sprint Corp. —
PCS Group*	7,030	30,651

ANNUAL REPORT 23

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Telephone & Data Systems, Inc.	.	390	$15,956

Total Wireless Telecommunication Services			153,576

Total Telecommunication Services			671,895

Total Common Stocks (Cost $23,879,502)			24,016,461

		FACE
		AMOUNT
		————

REPURCHASE AGREEMENTS 1.0%
Repurchase Agreement (Note 2)
1.29% due 04/01/03		$84,114	84,114
1.25% due 04/01/03		84,114	84,114
1.20% due 04/01/03		84,114	84,114

Total Repurchase Agreements (Cost $252,342)			252,342

Total Investments 100% (Cost $24,131,844)			$24,268,803

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2003

	Sector	Core
	Rotation	Equity
	Fund	Fund

ASSETS
Securities at Value* (Note 1 and 2)	$50,761,170	$24,268,803
Investment Income Receivable (Note 1)	66,598	30,249
Receivable for Securities Sold (Note 1)	2,860,293	309,073
Receivable for Shares Purchased	325,994	68,348

Total Assets	54,014,055	24,676,473

LIABILITIES
Investment Advisory Fee Payable (Note 3)	38,342	14,216
Portfolio Accounting Fee Payable (Note 3)	4,260	1,580
Liability for Shares Redeemed	721,963	355,760
Cash Payable to Custodian Bank	803,507	—
Custody Fees Payable	2,003	632
Transfer Agent Fee Payable (Note 3)	10,651	3,949
Distribution and Service Fee Payable (Note 3)	21,276	7,250
Other Liabilities	28,522	6,079

Total Liabilities	1,630,524	389,466

NET ASSETS (Note 7)	$52,383,531	$24,287,007

H CLASS:
Net Assets	$34,845,452	$18,515,669
Shares Outstanding	4,595,499	1,823,599
Net Asset Value Per Share	$7.58	$10.15

C CLASS:
Net Assets	$17,538,079	$5,771,338
Shares Outstanding	2,329,301	570,716
Net Asset Value Per Share	$7.53	$10.11

*The cost of Securities at Value is $50,641,411 and $24,131,844, respectively.

See Notes to Financial Statements.

ANNUAL REPORT 25

STATEMENTS OF OPERATIONS Period Ended March 31, 2003

	Sector	Core
	Rotation	Equity
	Fund	Fund*

INVESTMENT INCOME
Interest (Note 1)	$25,619	$1,706
Dividends, Net of Foreign Tax Withheld** (Note 1)	1,101,468	152,956
Other Income	77	—

Total Income	1,127,164	154,662

EXPENSES
Advisory Fees (Note 3)	631,572	73,449
Transfer Agent Fees (Note 3)	175,485	20,403
Distribution & Service Fees (Note 3):
H Class	137,228	16,009
C Class	152,798	17,578
Audit and Outside Services	7,282	137
Accounting Fees (Note 3)	70,175	8,161
Registration Fees	23,063	1,603
Trustees' Fees	4,164	242
Custodian Fees	31,053	3,269
Printing Expenses	14,282	680
Miscellaneous	48,520	7,601

Total Expenses	1,295,622	149,132

Net Investment Income (Loss)	(168,458)	5,530

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Loss on:
Investment Securities	(24,197,329)	(1,232,187)
Futures Contract	—	(2,997)

Total Net Realized Loss	(24,197,329)	(1,235,184)

Net Change in Unrealized Appreciation on:
Investment Securities	73,823	136,959

Net Change in Unrealized Appreciation	73,823	136,959

Net Loss on Investments	(24,123,506)	(1,098,225)

Net Decrease in Net Assets from Operations	$(24,291,964)	$(1,092,695)

*Since the commencement of operations: September 23, 2002.

**Net of foreign tax withheld of $5,653 and $7, respectively.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSET

	Sector Rotation Fund

	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*

FROM OPERATIONS
Net Investment Loss	$(168,458)	$(4,981)
Net Realized Loss on Investments	(24,197,329)	—
Net Change in Unrealized Appreciation on Investments	73,823	45,936

Net Increase (Decrease) in Net Assets from Operations	(24,291,964)	40,955

Distributions to Shareholders (Note 1)	—	—
Net Increase in Net Assets From Share
Transactions (Note 6)	53,470,374	23,164,166

Net Increase in Net Assets	29,178,410	23,205,121
NET ASSETS—Beginning of Period	23,205,121	—

NET ASSETS—End of Period	$52,383,531	$23,205,121

* Since the commencement of operations: March 22, 2002.

See Notes to Financial Statements.

ANNUAL REPORT 27

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

Core
Equity
Fund

Period
Ended
March 31,
2003*

FROM OPERATIONS
Net Investment Income	$5,530
Net Realized Loss on Investments	(1,235,184)
Net Change in Unrealized Appreciation on Investments	136,959

Net Decrease in Net Assets from Operations	(1,092,695)

Distributions to Shareholders (Note 1)	—
Net Increase in Net Assets From Share
Transactions (Note 6)	25,379,702

Net Increase in Net Assets	24,287,007
NET ASSETS—Beginning of Period	—

NET ASSETS—End of Period	$24,287,007

* Since the commencement of operations: September 23, 2002.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

			H	Class

		Sector			Core
		Rotation			Equity
		Fund			Fund

		Year		Period	Period
		Ended		Ended	Ended
	March 31,		March 31,		March 31,
		2003		2002*	2003*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period		$9.99		$10.00	$10.00

Net Investment Income (Loss)†		(.01)		—	.01
Net Realized and Unrealized Gains (Losses) on Securities	. .	(2.40)		(.01)	.14

Net Increase (Decrease) in Net Asset Value Resulting
from Operations		(2.41)		(.01)	.15
Distributions to Shareholders		—		—	—

Net Increase (Decrease) in Net Asset Value		(2.41)		(.01)	.15

Net Asset Value—End of Period		$7.58		$9.99	$10.15

Total Investment Return		(24.12)%		(0.10)%		1.50%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses		1.68%	1.69	%**	1.67	%**
Net Expenses		1.68%	1.69	%**	1.67	%**
Net Investment Income (Loss)		(0.08)%	(1.13	)%**	0.22	%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***		451%		—		123%
Net Assets, End of Period (000's omitted)		$34,845		$18,055	$18,516

† Calculated using the average daily shares outstanding for the period.
* Since the commencement of operations: March 22, 2002—Sector Rotation Fund; September 23, 2002—Core Equity Fund.
** Annualized *** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. See Notes to Financial Statements.

ANNUAL REPORT 29

FINANCIAL HIGHLIGHTS (concluded)

		C Class

	Sector		Core
	Rotation		Equity
	Fund		Fund

	Year	Period	Period
	Ended	Ended	Ended
	March 31,	March 31,	March 31,
	2003	2002*	2003*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$9.99	$10.00	$10.00

Net Investment Loss†	(.07)	—		(.03)
Net Realized and Unrealized Gains (Losses)
on Securities	(2.39)	(.01)	.14

Net Increase (Decrease) in Net Asset Value Resulting
from Operations	(2.46)	(.01)	.11
Distributions to Shareholders	—	—	—

Net Increase (Decrease) in Net Asset Value	(2.46)	(.01)	.11

Net Asset Value—End of Period	$7.53	$9.99	$10.11

Total Investment Return	(24.62)%	(0.10)%		1.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	2.44%	2.44%**	2.41	%**
Net Expenses	2.44%	2.44%**	2.41	%**
Net Investment Loss	(0.83)%	(1.86) %**	(0.48)	%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	451%	—		123%
Net Assets, End of Period (000's omitted)	$17,538	$5,150	$5,771

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: March 22, 2002—Sector Rotation Fund; September 23, 2002—Core Equity Fund.
**	Annualized
***	Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Rydex Series Funds (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares.The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, C Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge (“CDSC”) if Shares are redeemed within 12 months of purchase. At March 31, 2003, the Trust consisted of thirty-four separate series: fourteen benchmark funds, one money market fund, seventeen sector funds, and two strategic funds.This report covers the Strategic Funds (the “Funds”), while the Money Market and Benchmark Funds and the Sector Funds are contained in separate reports. As of March 31, 2003, only H Class and C Class Shares had been issued in the strategic funds.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of close of business on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers.The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price as of 4:00 p.m. on the valuation date. Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to the Advisor Class Shares and H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been

ANNUAL REPORT 31

NOTES TO FINANCIAL STATEMENTS (continued)

allocated to the individual funds in the Trust on a pro rata basis upon the respective aggregate net assets value of each fund included in the Trust.

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

E. Each Strategic Fund seeks long-term capital appreciation and seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.The Funds may also purchase ADRs and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions.The risks inherent in the use of futures, options and swaps agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. Repurchase Agreements

The Trust transfers uninvested cash balances into a single joint account, along with uninvested cash of the Rydex Dynamic Funds, a separate trust.The daily aggregate balance of the joint account is invested in one or more repurchase agreements collateralized by obligations of the U. S.Treasury.The collateral is in the possession of the Trusts’ custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of March 31, 2003 are as follows:

Counterparty	Terms of Agreement	FaceValue	MarketValue	MaturityValue

Lehman Brothers, Inc	$ 1.30% due 4/1/03	5,616,137	$5,616,137	$5,616,338
Paine Webber, Inc.	1.29% due 4/1/03	200,000,000	200,000,000	200,007,167
Salomon Smith Barney, Inc.	1.25% due 4/1/03	200,000,000	200,000,000	200,006,944
U.S. Bank NA	1.20% due 4/1/03	200,000,000	200,000,000	200,006,667

			$605,616,137	$605,637,116

NOTES TO FINANCIAL STATEMENTS (continued)

As of March 31, 2003, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Range of Rates	Par Value	Market Value

U. S.Treasury Bonds	3.375% - 8.875%	$209,450,000	$209,508,652
U. S.Treasury Notes	0.000% - 6.000%	388,767,000	408,252,383

			$617,761,035

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred.There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.The Trust’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Fees And Other Transactions With Affiliates

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Strategic Funds. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the “Servicer”), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Strategic Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Strategic Funds.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to its H Class Shares, for which Rydex Distributors, Inc. (the “Distributor”), an affiliated entity, and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.

ANNUAL REPORT 33

NOTES TO FINANCIAL STATEMENTS (continued)

The Trust has adopted a separate Distribution and Shareholder Services Plan (the “C Class Plan”) applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Fund’s C Class Shares average daily net assets.The annual 0.25% service fee compensates your financial advisor for providing ongoing services to you.The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission.The Distributor advances the first year’s service and distribution fees to your financial advisor.

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

4. Securities Transactions

During the year ended March 31, 2003 purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

	Sector	Core
	Rotation	Equity
	Fund	Fund

Purchases	$347,382,272	$45,434,213
Sales	$294,868,224	$20,323,121

5. Federal Income Tax Information

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income to its shareholders.Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts (e.g. financial future contracts).These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid between April 1, 2002 and March 31, 2003 was as follows:

Tax
	Ordinary	Long-Term	Return Of	Total
Fund	Income	Capital Gain	Capital	Distributions

Sector Rotation Fund	$—	$—	$—	$—
Core Equity Fund	—	—	—	—

There were no distributions from the funds between March 22, 2002 and March 31, 2003.

The tax character of distributable earnings/(accumulated losses) at March 31, 2003 was a follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Realized Gain/	Appreciation/	Capital Loss
Fund	Income	(Accumulated Loss)	Depreciation	Carryforward

Sector Rotation Fund	$—	$(17,777,792)	$(1,144,391)	$17,777,792	[1]
Core Equity Fund	—	—	(1,055,380)	—
1 Expires in 2011

Differences between total distributable earnings (accumulated losses) on a tax basis and on a book basis are due to post-October losses and wash sales.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At March 31, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	(Loss)	Gain (Loss)

Sector Rotation Fund	$51,905,561	$2,102,533	($3,246,924)	($1,144,391)
Core Equity Fund	25,324,183	312,870	(1,368,250)	(1,055,380)

6. Share Transactions

The Trust is authorized to distribute an unlimited number of shares.Transactions in shares for the period ended March 31, 2003 were:

H Class:	Sector	Core
	Rotation	Equity
	Fund	Fund

Shares Purchased	14,679,220	4,450,764
Purchased through Dividend Reinvestment	—	—

Total Purchased	14,679,220	4,450,764
Shares Redeemed	(11,890,532)	(2,627,165)

Net Shares Purchased	2,788,688	1,823,599

ANNUAL REPORT 35

NOTES TO FINANCIAL STATEMENTS (continued)

C Class:	Sector	Core
	Rotation	Equity
	Fund	Fund

Shares Purchased	2,543,273	659,414
Purchased through Dividend Reinvestment	—	—

Total Purchased	2,543,273	659,414
Shares Redeemed	(729,369)	(88,698)

Net Shares Purchased	1,813,904	570,716

Transactions in shares for the period ended March 31, 2002 were:

H Class:	Sector
Rotation
Fund

Shares Purchased	1,811,708
Purchased through Dividend Reinvestment	—

Total Purchased	1,811,708
Shares Redeemed	(4,897)

Net Shares Purchased	1,806,811

C Class:	Sector
Rotation
Fund

Shares Purchased	515,397
Purchased through Dividend Reinvestment	—

Total Purchased	515,397
Shares Redeemed	—

Net Shares Purchased	515,397

Transactions in dollars for the period ended March 31, 2003 were:

H Class:	Sector	Core
	Rotation	Equity
	Fund	Fund

Shares Purchased	$135,343,128	$47,161,455
Purchased through Dividend Reinvestment	—	—

Total Purchased	135,343,128	47,161,455
Shares Redeemed	(98,871,904)	(27,778,040)

Net Change	$36,471,224	$19,383,415

C Class:	Sector	Core
	Rotation	Equity
	Fund	Fund

Shares Purchased	$22,911,212	$6,906,677
Purchased through Dividend Reinvestment	—	—

Total Purchased	22,911,212	6,906,677
Shares Redeemed	(5,912,062)	(910,390)

Net Change	$16,999,150	$5,996,287

NOTES TO FINANCIAL STATEMENTS (concluded)

Transactions in dollars for the period ended March 31, 2002 were:

H Class:		Sector
		Rotation
		Fund

Shares Purchased		$18,070,068
Purchased through Dividend Reinvestment		—

Total Purchased		18,070,068
Shares Redeemed		(48,838)

Net Change		$18,021,230

C Class:		Sector
		Rotation
		Fund

Shares Purchased		$5,142,936
Purchased through Dividend Reinvestment		—

Total Purchased		5,142,936
Shares Redeemed		—

Net Change		$5,142,936

7. Net Assets
At March 31, 2003, net assets consisted of:

H Class:	Sector	Core
	Rotation	Equity
	Fund	Fund

Paid-In Capital	$76,461,101	$25,385,243
Undistributed Net Investment Loss	—	(11)
Accumulated Net Realized Loss on Investments,
Equity Index Swaps, and Futures Contracts	(24,197,329)	(1,235,184)
Net Unrealized Appreciation on Investments,
Equity Index Swaps, and Futures Contracts	119,759	136,959

Net Assets	$52,383,531	$24,287,007

8. Line of Credit

The Trust has a secured $50,000,000 line of credit with U.S. Bank. Borrowings, if any, under this arrangement bear interest at U.S. Bank’s prime rate minus 2%.This line of credit expires on June 1, 2003. As of March 31, 2003, the Trust did not have any outstanding borrowings under this agreement.

ANNUAL REPORT 37

INDEPENDENT AUDITORS’  REPORT

The Shareholders and Board of Trustees, Rydex Series Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Sector Rotation Fund and Core Equity Fund (collectively the “Funds”), comprising two of the thirty-four Funds and Portfolios of the Rydex Series Funds as of March 31, 2003, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented.These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sector Rotation Fund and Core Equity Fund of the Rydex Series Funds as of March 31, 2003, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

NewYork, NewYork

May 16, 2003

UNAUDITED INFORMATION

ON BOARD OF TRUSTEES

Each Trust is served by a separate Board of Trustees, composed of six members.The membership of each Board is the same.There is no stated term of service, and Trustees continue to serve after election until resignation.

Length of Service
Name, Age,	Positions Held	As Trustee
and Address	With Fund	(Year Began)

Albert P.Viragh, Jr. (61) *	Chairman of the Board;	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500	President of Rydex	Rydex Variable Trust – 1998
Rockville, MD 20850	Series Funds	Rydex Dynamic Funds – 1999

Corey A. Colehour (57)	Trustee	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

J. Kenneth Dalton (62)	Trustee	Rydex Series Funds – 1995
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

John O. Demaret (62)	Trustee	Rydex Series Funds – 1997
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

Patrick T. McCarville (60)	Trustee	Rydex Series Funds – 1997
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

Roger Somers (58)	Trustee	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

*This trustee is deemed to be an “interested person” of the Trust, within the meaning of Section2(a)(19)

of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

ANNUAL REPORT 39

UNAUDITED INFORMATION

ON BOARD OF TRUSTEES (concluded)

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888.

	Number of Portfolios
Principal Occupations	in Fund Complex	Other
During Past 5 Years	Overseen	Directorships

Chairman of the Board of Directors,
President, and Treasurer:
Rydex Fund Services, Inc.	73	None
Rydex Global Advisors, Inc.
Rydex Distributors, Inc.

Senior Vice President of Marketing/
Co-Owner Schield Management Company	73	None

Mortgage Banking Consultant and Investor
The Dalton Group	73	None

Retired	73	None

Founder and Chief Executive Officer
Par Industries, Inc.	73	None

Owner
Arrow Limousine	73	None

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ANNUAL REPORT 41

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9601 Blackwell Road

Suite 500

Rockville, MD 20850

800.820.0888

www.rydexfunds.com